Document and Entity Information	Mar. 05, 2021
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001771917
Document Type	8-K
Document Period End Date	Mar. 05, 2021
Entity Registrant Name	KARUNA THERAPEUTICS, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-38958
Entity Tax Identification Number	27-0605902
Entity Address, Address Line One	33 Arch Street
Entity Address, Address Line Two	Suite 3110
Entity Address, City or Town	Boston
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02110
City Area Code	(857)
Local Phone Number	449-2244
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common stock, par value $0.0001
Trading Symbol	KRTX
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false